Note 10 - Capital Structure and Financial Matters	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]

Note 10. Capital Structure and Financial Matters

Share Capital – Ordinary Shares

The following are changes in the Company’s share capital for the period ended June 30, 2024:

	Number of Ordinary Shares	Share Capital (DKK in thousands)
Share capital, December 31, 2023	37,897,780	37,898
Exercised warrants, January 3, 2024	9,216	9
Capital increase at January 26, 2024 (JonesTrading sales agreement)	2,633,550	2,634
Capital increase at February 1, 2024 (February 2024 Offering)	4,450,000	4,450
Capital increase at February 5, 2024 (February 2024 Offering)	3,125,000	3,125
Exercised warrants, February 5, 2024	1,975,000	1,975
Exercised warrants, February 21, 2024	2,060,000	2,060
Exercised warrants, April 15, 2024	1,960,000	1,960
Share capital, June 30, 2024	54,110,546	54,111

JonesTrading Sales Agreement

During the period between January 1, 2024 and June 30, 2024 the Company sold 2,633,550 ordinary shares represented by ADSs, DKK 1 nominal value with ten ordinary share represented by one ADS, at a VWAP of $9.75 per ADS. The ordinary shares represented by ADSs were sold pursuant to the Sales Agreement with JonesTrading dated October 3, 2022. Gross proceeds from the sale of ordinary shares represented by ADSs were approximately $2.6 million. In connection with the sale, the Company registered aggregate share capital increase of nominal DKK 2,633,550. The value of the remaining number of shares under the agreement with JonesTrading amounts to approximately $5.2 million.

February 2024 Offering

In February 2024, the Company completed a public offering through which the Company offered 757,500 ADSs representing an aggregated 7,575,000 ordinary shares, DKK 1 nominal value per share, together with warrants to purchase up to 757,500 ADSs representing 7,575,000 ordinary shares. The public offering price for each ADS and accompanying warrant is $4.00. The warrants have an exercise price per ADS of DKK 27.52 and are immediately exercisable for a term of five years from the date of issuance. As part of the public offering, the Company offered prefunded warrants to purchase up to 2,992,500 ADSs representing 29,925,000 ordinary shares. The public offering price for each ADS and accompanying prefunded warrant is $4.00. The prefunded warrants have an exercise price per ADS of $1.4537 and are immediately exercisable for a term of five years from the date of issuance. After deducting fees and expenses, total proceeds to the Company from the public offering were approximately $8.4 million. During the six months ended June 30, 2024, 599,500 prefunded warrants to purchase ADSs were exercised for total proceeds of approximately $0.9 million.